LEASE - Summary of future minimum rent payable under non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 137
2023	137
2024	139
2025	145
2026	107
Total lease payments	665
Less: Imputed interest	(150)
Present value of lease liabilities	515
Lease liabilities - current	(84)
Lease liabilities - non-current	$ (431)